Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.4%
Interactive Media & Services 8.2%
Alphabet, Inc., Class A(a)	92,768	258,020,277
Meta Platforms, Inc., Class A(a)	451,911	100,486,930
Total		358,507,207
Media 1.2%
Interpublic Group of Companies, Inc. (The)	1,487,490	52,731,520
Total Communication Services		411,238,727
Consumer Discretionary 11.3%
Automobiles 0.8%
Tesla Motors, Inc.(a)	33,218	35,795,717
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	350,143	46,551,512
Starbucks Corp.	117,681	10,705,440
Total		57,256,952
Household Durables 1.7%
Lennar Corp., Class A	479,292	38,904,132
PulteGroup, Inc.	847,457	35,508,448
Total		74,412,580
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.(a)	32,063	104,523,777
Multiline Retail 0.3%
Target Corp.	58,349	12,382,825
Specialty Retail 3.0%
AutoZone, Inc.(a)	33,208	67,896,412
O’Reilly Automotive, Inc.(a)	91,783	62,867,684
Total		130,764,096
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	53,700	6,091,728
Tapestry, Inc.	612,704	22,761,954
Under Armour, Inc., Class A(a)	2,800,198	47,659,370
Total		76,513,052
Total Consumer Discretionary		491,648,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.2%
Food & Staples Retailing 0.7%
Kroger Co. (The)	519,556	29,806,928
Food Products 1.5%
Tyson Foods, Inc., Class A	706,935	63,362,584
Household Products 1.8%
Procter & Gamble Co. (The)	520,845	79,585,116
Tobacco 2.2%
Altria Group, Inc.	1,234,737	64,515,008
Philip Morris International, Inc.	354,652	33,316,009
Total		97,831,017
Total Consumer Staples		270,585,645
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc.	670,896	79,990,930
Exxon Mobil Corp.	810,008	66,898,561
Total		146,889,491
Total Energy		146,889,491
Financials 10.6%
Banks 1.9%
Bank of America Corp.	136,145	5,611,897
Wells Fargo & Co.	1,578,800	76,508,648
Total		82,120,545
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	551,400	27,365,982
Goldman Sachs Group, Inc. (The)	102,620	33,874,862
Morgan Stanley	458,748	40,094,575
S&P Global, Inc.	15,193	6,231,865
T. Rowe Price Group, Inc.	102,444	15,488,508
Total		123,055,792
Consumer Finance 2.3%
Capital One Financial Corp.	540,251	70,929,554
Discover Financial Services	257,426	28,365,771
Total		99,295,325
Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.2%
Voya Financial, Inc.	176,200	11,690,870
Insurance 3.4%
Allstate Corp. (The)	411,751	57,031,631
Aon PLC, Class A	32,900	10,713,227
Marsh & McLennan Companies, Inc.	295,326	50,329,457
MetLife, Inc.	414,612	29,138,931
Total		147,213,246
Total Financials		463,375,778
Health Care 13.9%
Biotechnology 2.2%
AbbVie, Inc.	236,108	38,275,468
Amgen, Inc.	15,184	3,671,795
BioMarin Pharmaceutical, Inc.(a)	131,558	10,143,122
Regeneron Pharmaceuticals, Inc.(a)	23,833	16,645,444
Vertex Pharmaceuticals, Inc.(a)	97,427	25,425,524
Total		94,161,353
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	530,304	62,766,781
Health Care Providers & Services 2.5%
CVS Health Corp.	381,127	38,573,863
McKesson Corp.	189,444	57,994,492
Molina Healthcare, Inc.(a)	43,600	14,544,524
Total		111,112,879
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc.(a)	297,841	68,863,818
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	1,366,700	99,810,101
Johnson & Johnson	347,365	61,563,499
Pfizer, Inc.	2,092,509	108,329,191
Total		269,702,791
Total Health Care		606,607,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 2.5%
General Dynamics Corp.	204,956	49,431,288
Lockheed Martin Corp.	105,100	46,391,140
Textron, Inc.	169,235	12,587,699
Total		108,410,127
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	305,675	65,555,061
Airlines 0.2%
Delta Air Lines, Inc.(a)	105,509	4,174,991
Southwest Airlines Co.(a)	97,486	4,464,859
Total		8,639,850
Commercial Services & Supplies 0.2%
Republic Services, Inc.	56,014	7,421,855
Electrical Equipment 1.3%
Emerson Electric Co.	571,843	56,069,206
Machinery 1.5%
Otis Worldwide Corp.	305,761	23,528,309
Snap-On, Inc.	215,903	44,363,748
Total		67,892,057
Professional Services 0.4%
Robert Half International, Inc.	142,969	16,324,201
Road & Rail 0.8%
Norfolk Southern Corp.	120,040	34,237,809
Total Industrials		364,550,166
Information Technology 28.0%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,526,853	85,137,323
IT Services 2.3%
Accenture PLC, Class A	127,699	43,063,934
MasterCard, Inc., Class A	80,104	28,627,568
VeriSign, Inc.(a)	128,940	28,683,992
Total		100,375,494

2	Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.(a)	694,727	75,961,450
Lam Research Corp.	138,700	74,566,507
QUALCOMM, Inc.	505,118	77,192,133
Total		227,720,090
Software 11.1%
Adobe, Inc.(a)	166,333	75,784,642
Autodesk, Inc.(a)	217,183	46,553,176
Fortinet, Inc.(a)	239,857	81,968,731
Microsoft Corp.	904,696	278,926,824
Total		483,233,373
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.(b)	1,848,663	322,795,046
Total Information Technology		1,219,261,326
Materials 2.8%
Chemicals 1.7%
Dow, Inc.	1,138,514	72,546,112
Metals & Mining 1.1%
Nucor Corp.	317,522	47,199,645
Total Materials		119,745,757
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Public Storage	112,399	43,867,082
Simon Property Group, Inc.	91,096	11,984,590
Weyerhaeuser Co.	2,045,814	77,536,350
Total		133,388,022
Total Real Estate		133,388,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 2.2%
Duke Energy Corp.	196,441	21,934,602
Evergy, Inc.	465,833	31,835,027
NRG Energy, Inc.	1,082,458	41,523,089
Total		95,292,718
Total Utilities		95,292,718
Total Common Stocks (Cost $3,313,640,698)		4,322,584,251

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	35,617,594	35,603,347
Total Money Market Funds (Cost $35,609,025)		35,603,347
Total Investments in Securities (Cost: $3,349,249,723)		4,358,187,598
Other Assets & Liabilities, Net		(4,396,881)
Net Assets		4,353,790,717

At March 31, 2022, securities and/or cash totaling $4,356,520 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	218	06/2022	USD	49,385,175	3,081,979	—
Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	65,296,168	76,618,426	(106,305,569)	(5,678)	35,603,347	(9,034)	20,498	35,617,594
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2022

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1QT7004_12_A01_(05/22)